Feb. 17, 2017
10.31 Fidelity Flex Small Cap Fund PRO-02 | Fidelity Flex℠ Small Cap Fund
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.